Schedule of Depreciation Rates for Property, Plant and Equipment (Details)	Dec. 31, 2023
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Minimum [Member] | Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation, percentage	7.00%
Minimum [Member] | Computer Software and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation, percentage	15.00%
Maximum [Member] | Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation, percentage	16.00%
Maximum [Member] | Computer Software and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation, percentage	33.00%